Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue (Notes 3 and 19.1.3):
Aeronautical services	$ 9,596,975	$ 8,942,910	$ 6,484,219
Non-aeronautical services	5,988,470	5,531,557	4,261,383
Construction services (Note 3.1.3)	1,236,193	935,774	1,844,216
Total revenue	16,821,638	15,410,241	12,589,818
Operating costs and expenses (Note 4):
Cost of aeronautical and non-aeronautical services (Includes impairment by $4,719,096 in 2017 Note 8.1)	7,058,686	6,594,871	9,010,017
Cost of construction services	1,236,193	935,774	1,898,550
Administrative expenses	250,183	235,264	204,418
Total operating costs and expenses	8,545,062	7,765,909	11,112,985
Other Income (Note 16.e)	204,719	134,637
Operating profit	8,481,295	7,778,969	1,476,833
Interest income	343,612	280,623	245,787
Interest expense	(1,084,293)	(1,230,651)	(618,831)
Exchange income on foreign currency	278,641	462,218	761,782
Exchange loss on foreign currency	(357,518)	(374,460)	(620,572)
Operating expense	(819,558)	(862,270)	(231,834)
Equity in the results of joint venture accounted for by the equity method (Note 9)			112,345
Gain in business combinations (Note 1)			7,029,200
Net income before income taxes	7,661,737	6,916,699	8,386,544
Income taxes (Note 14)
Asset tax		932	932
Income tax	1,978,102	1,795,961	1,635,447
Net income for the year	5,683,635	5,119,806	6,750,165
Net income for the year attributable to:
Controlling interest	5,465,822	4,987,601	5,834,484
Non-Controlling interest	217,813	132,205	915,681
Net income for the year	5,683,635	5,119,806	6,750,165
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	(5,272)	4,692	(2,739)
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	(588,575)	116,059	315,021
Cancellation of the effect foreign currency translation in the joint venture			(655,515)
Equity in the other comprehensive results of joint venture accounted for by the equity method			(237,617)
Total comprehensive income	5,089,788	5,240,557	6,169,315
Comprehensive income for the year attributable to:
Controlling interest	5,051,971	4,986,572	5,134,124
Non-Controlling interest	37,817	253,985	1,035,191
Total comprehensive income for the year	$ 5,089,788	$ 5,240,557	$ 6,169,315
Basic and diluted earnings per share expressed in Mexican Pesos (Note 18.19)	$ 18.22	$ 16.63	$ 19.45